DG EQUITY FUND
DG OPPORTUNITY FUND
DG LIMITED TERM GOVERNMENT INCOME FUND
DG GOVERNMENT INCOME FUND
DG MUNICIPAL INCOME FUND
DG U.S. GOVERNMENT MONEY MARKET FUND
(PORTFOLIOS OF DG INVESTOR SERIES)
--------------------------------------------------------------------------------
SUPPLEMENT TO PROSPECTUS DATED JUNE 30, 1996

Effective March 1, 1997, ParkSouth Corporation, a subsidiary of Deposit Guaranty National Bank became the Investment Adviser of DG Investor Series (the "Trust"), succeeding Deposit Guaranty National Bank. ParkSouth Corporation is a registered investment adviser with its principal offices at P.O. Box 1200, Jackson, Mississippi 39215-1200. Accordingly, references throughout the prospectus to Deposit Guaranty National Bank should be replaced with references to ParkSouth Corporation, as appropriate.

Effective March 1, 1997, Commercial National Bank will no longer serve as Sub-Adviser to the Funds. Accordingly, references throughout the prospectus to Commercial National Bank should be deleted as appropriate. Additionally, the sub-section entitled "Sub-Adviser" on pages 23 and 24, should be deleted in its entirety.


A. Please delete the section entitled "Summary of Fund Expenses" on page 3 in its entirety and replace it with the following:

SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                          SHAREHOLDER TRANSACTION EXPENSES
                                                                            GOVERNMENT     MUNICIPAL
                                         EQUITY   OPPORTUNITY    LIMITED      INCOME        INCOME      MONEY MARKET
                                          FUND       FUND       TERM FUND      FUND          FUND           FUND
                                         ------   -----------   ---------   -----------   -----------   ------------
Maximum Sales Charge Imposed on
 Purchases (as a percentage of offering
 price)................................  3.50%       3.50%        2.00%        2.00%         2.00%           None
Maximum Sales Charge Imposed on
 Reinvested Dividends (as a percentage
 of offering price)....................   None        None         None         None          None           None
Contingent Deferred Sales Charge (as a
 percentage of original purchase price
 or redemption proceeds, as
 applicable)...........................   None        None         None         None          None           None
Redemption Fee (as a percentage of
 amount redeemed, if applicable).......   None        None         None         None          None           None
Exchange Fee...........................   None        None         None         None          None           None
                                           ANNUAL FUND OPERATING EXPENSES
                                      (As a percentage of average net assets)
Management Fee (after waiver)(1).......  0.75%       0.75%        0.40%        0.50%         0.25%          0.30%
12b-1 Fees(2)..........................  0.00%       0.00%        0.00%        0.00%         0.00%          0.00%
Total Other Expenses...................  0.19%       0.42%        0.29%        0.22%         0.45%          0.21%
Shareholder Services Fees(3)...........  0.00%       0.00%        0.00%        0.00%         0.00%          0.00%
   Total Fund Operating Expenses(4)....  0.94%       1.17%        0.69%        0.72%         0.70%          0.51%


(1)The management fees of Opportunity Fund, Limited Term Fund, Government Income Fund, Municipal Income Fund and Money Market Fund have been reduced to reflect the voluntary waivers by the Adviser. The Adviser can terminate these voluntary waivers at any time at its sole discretion. The maximum management fees for these Funds are 0.95%, 0.60%, 0.60%, 0.60%, and 0.50%, respectively.

(2) As of the date of this prospectus, the Funds are not paying or accruing 12b-1 fees. The Funds will not accrue or pay 12b-1 fees until a separate class of shares has been created for certain institutional investors. Equity Fund, Opportunity Fund, Limited Term Fund, Government Income Fund, and Municipal Income Fund could each pay 0.35% as a 12b-1 fee to the distributor. Money Market Fund could pay 0.25% as a 12b-1 fee to the distributor.

(3) As of the date of this prospectus, the Funds are not paying or accruing shareholder services fees. The Funds can pay up to 0.15% as a shareholder services fee.

(4) Total Operating Expenses above reflect those for the period ended February 29, 1996. Total Fund Operating Expenses for Opportunity Fund, Limited Term Fund, Government Income Fund, Municipal Income Fund and Money Market Fund were 1.52%, 0.89%, 0.82%, 1.17%, and 0.71%, respectively, absent the voluntary waivers described above in note (1).

   THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE FUNDS WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "DG INVESTOR SERIES INFORMATION" AND "INVESTING IN THE FUNDS." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

                                       EXAMPLE                                         1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------------------------------  ------   -------   -------   --------
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return, (2) redemption at the end of each time period, and (3) payment of the maximum sales charge. The Funds charge no contingent deferred sales charges.
 Equity Fund.........................................................................   $ 44      $64       $85       $146
 Opportunity Fund....................................................................   $ 47      $71       $97       $172
 Limited Term Fund...................................................................   $ 27      $42       $58       $104
 Government Income Fund..............................................................   $ 27      $43       $59       $108
 Municipal Income Fund...............................................................   $ 27      $42       $58       $105
 Money Market Fund...................................................................   $  5      $16       $29       $ 64


   THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


B. Please delete the sub-section entitled "Adviser's Background" on page 23 in its entirety and replace it with the following:

"ADVISER'S BACKGROUND. ParkSouth Corporation ("ParkSouth") is a registered investment adviser providing investment management services to individuals and institutional clients. ParkSouth is a subsidiary of Deposit Guaranty National Bank (the "Bank"), a national banking association founded in 1925 which, in turn, is a subsidiary of Deposit Guaranty Corp. ("DGC"). Through its subsidiaries and affiliates, DGC offers a full range of financial services to the public, including commercial lending, depository services, cash management, brokerage services, retail banking, mortgage banking, investment advisory services and trust services. DGC is listed on the New York Stock Exchange under the symbol "DEP."

ParkSouth (which succeeded to the investment advisory business of the Bank in 1997), or the Bank, have served as the adviser to the Trust since May 5, 1992.

As part of its regular banking operations, the Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of the Bank. The lending relationships will not be a factor in the selection of securities.

John Mark McKenzie has been with the Bank since 1984 and is a Senior Vice President with ParkSouth. Previously, Mr. McKenzie was associated with a Jackson bank as a trust officer. He received a B.B.A. in Banking and Finance and a J.D. from the University of Mississippi. He is a member of the Mississippi Chapter of the Memphis Society of Financial Analysts, and is a member of the Mississippi State and Hinds County Bar Associations. Mr. McKenzie has managed Limited Term Fund and Government Income Fund since their inception on August 1, 1992, and has managed the Municipal Income Fund since January, 1997.

Gerald L. White has been with the Bank, since 1978 and is a Senior Vice President and Senior Investment Officer. He received a B.A. from the University of Mississippi, and a J.D. from Mississippi College and is a graduate of the National Graduate Trust School and Northwestern University. He is a member of the Mississippi State and Hinds County Bar Associations and a Certified Financial Service Counselor. Mr. White has managed the Opportunity Fund since February, 1997.

Ronald E. Lindquist has been with the Bank since 1978 and is a Senior Vice President with ParkSouth. Mr. Lindquist's primary area of responsibility is the management of the Equity Fund. He received his B.S. in Finance from Florida State University and a M.S.M. in Finance from Florida International University. Mr. Lindquist has managed the Equity Fund since its inception on August 1, 1992."


C. Please delete the subsection entitled "Shareholder Services Plan" on page 25 in its entirety and replace it with the following:

"SHAREHOLDER SERVICES PLAN. Each Fund has adopted a Shareholder Services Plan (the "Services Plan") with respect to its shares. Under the Services Plan, financial institutions will enter into shareholder service agreements with the Funds to provide administrative support services to their customers who from time to time may be owners of record or beneficial owners of the shares. In return for providing these support services, a financial institution may receive payments from each Fund at a rate not exceeding 0.15% of the average daily net assets of the shares beneficially owned by the financial institution's customers for whom it is holder of record or with whom it has a servicing relationship. These administrative services may include, but are not limited to, the provision of personal services and maintenance of shareholder accounts. The Funds will not accrue or pay shareholder services fees until a separate class of shares has been added for certain institutional investors."

                                                                  March 31, 1997

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       Cusip 23321N301
       Cusip 23321N400
       Cusip 23321N103
       Cusip 23321N509
       Cusip 23321N202
       Cusip 23321N608
G01258-06 (3/97)